Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Maximum
Financial amounts of instruments, whose contract amounts represent credit risks
Credit risk commitment, maximum expiration date	1 year
Commitments to extend credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	$ 1,648,353,000
Credit card lines
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	16,701,000
Standby letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	111,347,000
Commercial letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	5,558,000
Unsecured letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Guarantee obligations, maximum exposure	111,347,000
Unsecured letters of credit	$ 37,454,000	$ 40,875,000